Related Parties - Summary of Outstanding Balances from Transactions with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables	$ 428
Trade payables	(482)	$ (622)
Preferred Suppliers
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables	552	6,058
Trade payables	$ (1,258)	$ (125)